Annual Total Returns[BarChart] - Direxion Daily 7-10 Year Treasury Bull 3X Shares - Direxion Daily 7-10 Year Treasury Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	50.22%	10.30%	(18.65%)	26.81%	2.34%	(0.08%)	5.54%	(0.71%)	19.20%	27.61%